Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.4%
Aerospace & Defense — 2.1%
HEICO Corp., Class A	45,243	$4,011,244
Biotechnology — 1.4%
Royalty Pharma PLC, Class A	66,456	2,795,804
Building Materials — 1.5%
Martin Marietta Materials, Inc.	12,605	2,966,713
Chemicals — 4.1%
Ecolab, Inc.	24,364	4,868,902
The Sherwin-Williams Co.	4,335	3,020,368
		7,889,270
Commercial Services — 9.7%
Adyen N.V.*	2,231	4,115,068
S&P Global, Inc.	4,231	1,525,699
Square, Inc., Class A*	80,372	13,064,468
		18,705,235
Diversified Financial Services — 0.7%
Intercontinental Exchange, Inc.	13,649	1,365,582
Electronics — 1.3%
Roper Technologies, Inc.	6,251	2,469,833
Healthcare Products — 6.1%
Danaher Corp.	8,971	1,931,726
Intuitive Surgical, Inc.*	13,758	9,761,851
		11,693,577
Internet — 34.4%
Amazon.com, Inc.*	4,030	12,689,382
Chewy, Inc., Class A*	51,711	2,835,314
Facebook, Inc., Class A*	25,151	6,587,047
IAC*	14,745	1,766,156
Match Group, Inc.*	16,854	1,864,895
Okta, Inc.*	45,729	9,779,147
Shopify, Inc., Class A*	12,066	12,343,156
Spotify Technology S.A.*	39,675	9,623,965
Twitter, Inc.*	199,881	8,894,705
		66,383,767
Mining — 0.1%
Royal Gold, Inc.	2,540	305,232
Oil & Gas — 0.2%
Texas Pacific Land Trust	691	312,028
Packaging and Containers — 1.1%
Ball Corp.	24,976	2,076,005
Pharmaceuticals — 2.6%
Zoetis, Inc.	30,160	4,987,559
Retail — 3.5%
Costco Wholesale Corp.	13,700	4,863,500
Lululemon Athletica, Inc.*	5,504	1,812,852
		6,676,352
	Number of Shares	Value†

Software — 28.6%
Activision Blizzard, Inc.	34,295	$2,776,180
Autodesk, Inc.*	12,197	2,817,629
Coupa Software, Inc.*	21,150	5,800,176
ServiceNow, Inc.*	15,095	7,321,075
Slack Technologies, Inc., Class A*	137,475	3,692,578
Take-Two Interactive Software, Inc.*	11,045	1,824,855
Twilio, Inc., Class A*	38,815	9,590,798
Veeva Systems, Inc., Class A*	35,247	9,911,104
Workday, Inc., Class A*	25,230	5,427,730
Zoom Video Communications, Inc., Class A*	12,878	6,054,077
		55,216,202
TOTAL COMMON STOCKS (Cost $117,157,754)		187,854,403

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $4,780,110)	4,780,110	4,780,110
TOTAL INVESTMENTS — 99.9% (Cost $121,937,864)		$192,634,513
Other Assets & Liabilities — 0.1%		149,625
TOTAL NET ASSETS — 100.0%		$192,784,138

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 09/30/2020††
United States	85%
Canada	8
Sweden	5
Netherlands	2
Total	100%
††	% of total investments as of September 30, 2020

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